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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Soros Fund Management LLC
Address:          888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:      028-06420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jodye M. Anzalotta
Title:            Assistant General Counsel
Phone:            212-320-5531

Signature, Place, and Date of Signing:

 /s/ Jodye M. Anzalotta              New York, New York          August 14, 2008
---------------------------     ----------------------------     ---------------
        [Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           1
                                                            ------------------

Form 13F Information Table Entry Total:                                    135
                                                            ------------------

Form 13F Information Table Value Total:                             $3,677,780
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         --------          -------------------------          ------------------

         1.                028-10418                          George Soros


                                                        Soros Fund Management LLC
                                                        Form 13F Information Table
                                                       Quarter ended June 30, 2008


                                                                                       INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET    SHARES OR
                                            CUSIP      VALUE      PRINCIPAL  SH/ PUT/      SHARED- SHARED- OTHER
ISSUER               TITLE OF CLASS         NUMBER (IN THOUSANDS)   AMOUNT   PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AMR CORP                 COM               001765106  $605          118,100  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                 COM               00206R102  $1,011         30,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO
DEVICES INC              COM               007903107  $912          156,500  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC            SB NT CV 6.5%09   00845VAA8  $79,371    78,006,000  PRN        X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
ALCATEL-LUCENT           SPONSORED ADR     013904305  $604          100,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
ALLOS THERAPEUTICS INC   COM               019777101  $6,297        911,353  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL
RESOURCES INC            COM               02076X102  $36,293       348,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
ANGLOGOLD ASHANTI LTD    SPONSORED ADR     035128206  $1,239         36,292  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
AUDIOCODES LTD           SR NT CV 2%24     050732AB2  $94,977   100,372,000  PRN        X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
AUXILIUM PHARMACEUTICALS
INC                      COM               05334D107  $40,888     1,216,180  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
BJS WHOLESALE CLUB INC   COM               05548J106  $3,038         78,500  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
BPZ RESOURCES INC        COM               055639108  $16,279       553,700  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
BANRO CORP               COM               066800103  $1,499        213,000  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP        COM               067901108  $3,813         83,800  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
BARRIER THERAPEUTICS
INC                      COM               06850R108  $13,365     3,324,734  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
BIGBAND NETWORKS INC     COM               089750509  $556          117,500  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC              COM NEW           096227301  $19,975     4,860,115  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
BUCKLE INC               COM               118440106  $903           19,750  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
BUCYRUS INTL INC NEW     COM               118759109  $14,844       203,288  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC            COM               12572Q105  $3,066          8,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
CALIPER LIFE SCIENCES
INC                      COM               130872104  $371          143,390  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
CAMECO CORP              COM               13321L108  $454           10,600  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC               COM               143130102  $710           50,000  SH  PUT    X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
CENTENNIAL COMMUNCTNS
CORP NEW                 CL A NEW          15133V208  $3,390        485,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
CENTURY ALUM CO          COM               156431108  $14,162       213,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC            COM               17275R102  $4,857        208,800  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
CITI TRENDS INC          COM               17306X102  $20,817       918,671  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
CITY NATL CORP           COM               178566105  $1,851         44,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
CLEAN ENERGY FUELS
CORP                     COM               184499101  $647           56,306  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
COMERICA INC             COM               200340107  $1,538         60,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------



                                                                                       INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET    SHARES OR
                                            CUSIP      VALUE      PRINCIPAL  SH/ PUT/      SHARED- SHARED- OTHER
ISSUER               TITLE OF CLASS         NUMBER (IN THOUSANDS)   AMOUNT   PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC              COM               219350105  $1,383         60,000  SH  PUT    X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS           COM               20825C104  $164,106    1,738,600  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC        COM               20854P109  $17,754       158,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLS INC    CL B              210795308  $467           46,200  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
COSTCO WHSL CORP NEW     COM               22160K105  $7,344        104,700  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
CYMER INC                SUB NT CV 3.5%09  232572AE7  $18,234    18,303,000  PRN        X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL  COM NEW           247361702  $567           99,500  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
DIGIRAD CORP             COM               253827109  $999          473,652  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
DOLAN MEDIA CO           COM               25659P402  $1,274         70,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
DOMTAR CORP              COM               257559104  $1,583        290,400  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC                 COM               278642103  $2,263         82,800  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR CORP            CL A              278768106  $937           30,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
EMULEX CORP              COM NEW           292475209  $6,602        566,666  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
ENERGYSOLUTIONS INC      DEPOSITARY SH     292756202  $19,233       860,550  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
EXTREME NETWORKS INC     COM               30226D106  $9,931      3,496,666  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN
COPPER & GOLD            COM               35671D857  $16,155       137,850  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS
GROUP INC                COM               38141G104  $2,274         13,000  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC               CL A              38259P508  $263              500  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO           COM               406216101  $16,982       320,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
HESS CORP                COM               42809H107  $69,878       553,750  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
IAMGOLD CORP             COM               450913108  $467           77,853  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
INCYTE CORP              COM               45337C102  $567           74,558  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO            COM               460146103  $5,283        226,726  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
RECTIFIER CORP           COM               460254105  $11,936       621,666  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
INTERNET BRANDS INC      COM CLASS A       460608102  $2,103        317,258  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
INTERSIL CORP            CL A              46069S109  $3,040        125,000  SH CALL    X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
INTREPID POTASH INC      COM               46121Y102  $6,578        100,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC              MSCI BRAZIL       464286400  $1,161         13,000  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR               MSCI EMERG MKT    464287234  $350,538    2,582,800  SH PUT     X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS CORP        COM               477143101  $34,941     9,367,438  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON        COM               478160104  $4,053         63,000  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
JOY GLOBAL INC           COM               481165108  $14,559       192,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
KBR INC                  COM               48242W106  $997           28,553  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------


                                                                                       INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET    SHARES OR
                                            CUSIP      VALUE      PRINCIPAL  SH/ PUT/      SHARED- SHARED- OTHER
ISSUER               TITLE OF CLASS         NUMBER (IN THOUSANDS)   AMOUNT   PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
KROGER CO                COM               501044101  $11,772       407,750  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
LSI CORPORATION          SUB CV NT 4%10    502161AJ1  $88,177    89,583,000  PRN        X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
LATTICE SEMICONDUCTOR
CORP                     SB NT CV ZERO 10  518415AE4  $16,480    16,480,000  PRN        X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROS HLDGS INC    COM               524908100  $187,659    9,472,967  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
MSC SOFTWARE CORP        COM               553531104  $878           80,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
MACERICH CO              COM               554382101  $1,249         20,100  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
MACROVISION CORP         SR NT CV2.625%11  555904AB7  $26,509    29,660,000  PRN        X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
MACROVISION SOLUTIONS
CORP                     COM               55611C108  $3                171  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
MAP PHARMACEUTICALS INC  COM               56509R108  $42,107     4,076,169  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
MARATHON ACQUISITION
CORP                     UNIT EX 082410    565756202  $32,700     3,750,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
MCDATA CORP              SB NT CV 2.25%10  580031AD4  $43,273    44,611,000  PRN        X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
MCDERMOTT INTL INC       COM               580037109  $9,531        154,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
MERCER INTL INC          COM               588056101  $962          128,666  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
MERCURY COMPUTER SYS     COM               589378108  $7,630      1,013,241  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
MERCURY COMPUTER SYS     SR NT CV 2%24     589378AB4  $115,499  119,688,000  PRN        X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP           COM               594918104  $7,348        267,100  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY INC    COM               595112103  $2,351        391,800  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW          COM               61166W101  $18,334       145,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
MOSAIC CO                COM               61945A107  $20,786       143,650  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC            CL B NEW          62913F201  $670           14,100  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL
VARCO INC                COM               637071101  $10,469       118,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
NET SERVICOS DE
COMUNICACAO SA           SPONSD ADR NEW    64109T201  $5,414        430,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------


                                                                                       INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET    SHARES OR
                                            CUSIP      VALUE      PRINCIPAL  SH/ PUT/      SHARED- SHARED- OTHER
ISSUER               TITLE OF CLASS         NUMBER (IN THOUSANDS)   AMOUNT   PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP      COM               651639106  $3,437         65,900  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
NEWS CORP                CL B              65248E203  $2,353        153,272  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP               SPONSORED ADR     654902204  $980           40,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
NOVELL INC               SR DB CV 0.5%24   670006AC9  $49,456    51,651,000  PRN        X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
NOVELLUS SYS INC         COM               670008101  $742           35,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
OPEN JT STK CO-VIMPEL
COMMUNIC                 SPONSORED ADR     68370R109  $1,187         40,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
PMC-SIERRA INC           COM               69344F106  $688           90,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
PAETEC HOLDING CORP      COM               695459107  $635          100,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
PATTERSON UTI ENERGY
INC                      COM               703481101  $9,679        267,900  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO
SA PETROBR               SPONSORED ADR     71654V408  $811,485   11,456,800  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
POTASH CORP SASK INC     COM               73755L107  $399,473    1,747,707  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
POWERSHARES QQQ TRUST    UNIT SER 1        73935A104  $9,034        200,000  SH  PUT    X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
RF MICRODEVICES INC      SB NT CV 1.5%10   749941AE0  $128,165  140,647,000  PRN        X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
RF MICRODEVICES INC      SUB NT CV0.75%12  749941AG5  $52,790    70,865,000  PRN        X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
RADISYS CORP             COM               750459109  $634           70,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
RADISYS CORP             SR NT CV1.375%23  750459AD1  $12,780    13,039,000  PRN        X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
REPLIDYNE INC            COM               76028W107  $2,009      1,487,808  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                  UNIT SER 1        78462F103  $41,977       328,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                  UNIT SER 1        78462F103  $26,876       210,000  SH  PUT    X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP             COM               80004C101  $374           20,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
SANDRIDGE ENERGY INC     COM               80007P307  $15,499       240,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------


                                                                                       INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET    SHARES OR
                                            CUSIP      VALUE      PRINCIPAL  SH/ PUT/      SHARED- SHARED- OTHER
ISSUER               TITLE OF CLASS         NUMBER (IN THOUSANDS)   AMOUNT   PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD         COM               806857108  $11,710       109,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
SIGMA DESIGNS INC        COM               826565103  $556           40,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
SMURFIT-STONE CONTAINER
CORP                     COM               832727101  $1,427        350,600  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
SNAP ON INC              COM               833034101  $1,560         30,000  SH  PUT    X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
SOUTHWEST AIRLS CO       COM               844741108  $454           34,800  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP       COM SER 1         852061100  $760           80,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
SUPPORTSOFT INC          COM               868587106  $2,687        826,666  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
SYMMETRICOM INC          COM               871543104  $294           76,666  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
SYMMETRICOM INC          CONT SB NT CV 25  871543AB0  $72,202    76,090,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
SYNOVUS FINL CORP        COM               87161C105  $4,234        485,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
TALISMAN ENERGY INC      COM               87425E103  $22,097       998,500  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
TECH DATA CORP           SR DB CV 2.75%26  878237AE6  $5,561      6,000,000  PRN        X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
TEKELEC                  COM               879101103  $1,618        110,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
TEKELEC                  COM               879101103  $736           50,000  SH  CALL   X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
TEMPLE INLAND INC        COM               879868107  $393           34,900  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
TIBCO SOFTWARE INC       COM               88632Q103  $10,761     1,406,666  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER CABLE INC    CL A              88732J108  $359           13,563  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP           COM               907818108  $9,589        127,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
UNIONBANCAL CORP         COM               908906100  $1,698         42,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES
CELLULAR CORP            COM               911684108  $848           15,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
VEECO INSTRS INC DEL     COM               922417100  $982           61,064  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------
VEECO INSTRS INC DEL     SB NT CV4.125%08  922417AB6  $4,500      4,545,000  PRN        X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS
INC                      COM               92343V104  $1,062         30,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC      COM               931142103  $34,445       612,900  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
WIND RIVER SYSTEMS INC   COM               973149107  $64,650     5,936,666  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------


                                                                                       INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET    SHARES OR
                                            CUSIP      VALUE      PRINCIPAL  SH/ PUT/      SHARED- SHARED- OTHER
ISSUER               TITLE OF CLASS         NUMBER (IN THOUSANDS)   AMOUNT   PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
YAHOO! INC               COM               984332106  $1,033         50,000  SH  CALL   X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
ZIONS BANCORPORATION     COM               989701107  $1,512         48,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
WEATHERFORD
INTERNATIONAL LTD        COM               G95089101  $13,191       266,000  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
RADWARE LTD              ORD               M81873107  $4,023        456,666  SH         X                    1      X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                               $3,677,780
(in thousands)


The following investment managers that are required to file a report pursuant
Section 13 (f) of the Securities and Exchange Act of 1934 ("Section 13 (f)") exercise investment discretion with respect to certain securities held in accounts for which Soros Fund Management LLC ("SFM LLC") acts as principal investment manager, and certain limited partnerships in which such accounts are directly or indirectly partners, and such managers will report such positions on their reports:


         028-06437       Atlantic Investment Management, Inc.
         028-05875       Blavin & Company, Inc.
         028-12212       Discovery Capital Management, LLC
         028-11106       EAC Management LP
         028-12186       Lloyd George Management (BVI) Ltd.
         028-06301       Origin Capital Management LLC
         028-10804       RR Partners LP
         028-05395       Select Equity Group, Inc.
         028-05369       Sirios Capital Management, L.P.

** Certain securities reported herein are managed by investment managers that are not required to file a report pursuant to Section 13(f). The inclusion of such securities herein shall not be deemed an admission that George Soros or SFM LLC has investment discretion or voting authority over such securities.